Schedule of investments
Delaware Tax-Free California Fund	May 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.81%
Corporate Revenue Bonds — 11.17%
California Pollution Control Financing AuthoritySolid Waste Disposal Revenue
(CalPlant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	$195,000
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	2,400,000	2,485,488
(Capital Appreciation Asset-Backed) First Subordinate Series B 1.302% 6/1/47 ^	2,335,000	519,748
(Enhanced Asset-Backed)
Series A 5.00% 6/1/29	1,000,000	1,088,490
Series A 5.00% 6/1/45	1,000,000	1,163,570
Inland Empire Tobacco Securitization Authority
(Capital Appreciation Turbo Asset-Backed) Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,604,480
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	824,315
Tobacco Securitization Authority of Northern California
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/36	300,000	366,834
Series A Class 1 Senior 4.00% 6/1/37	300,000	364,947
Series A Class 1 Senior 4.00% 6/1/38	400,000	484,272
Series A Class 1 Senior 4.00% 6/1/39	250,000	301,655
Series A Class 1 Senior 4.00% 6/1/40	300,000	360,870
Series A Class 1 Senior 4.00% 6/1/49	1,000,000	1,180,170
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate Series C 0.549% 6/1/46 ^	13,190,000	2,731,649
Capital Appreciation Third Subordinate Series D 0.301% 6/1/46 ^	4,915,000	859,437
		14,530,925
Education Revenue Bonds — 21.92%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,182,630
(Stanford University - Green Bonds) Series V-2 2.25% 4/1/51	350,000	351,099
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Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Educational Facilities Authority
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	$2,797,830
Series V-1 5.00% 5/1/49	1,460,000	2,310,450
California Municipal Finance Authority
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	562,340
(Biola University) 5.00% 10/1/39	1,000,000	1,192,230
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,141,430
(CHF - Davis I, LLC - West Village Student Housing Project) 5.00% 5/15/48	1,000,000	1,193,000
(Emerson College) Series B 5.00% 1/1/32	1,000,000	1,223,170
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	882,691
(Literacy First Charter Schools Project) Series A 5.00% 12/1/49	750,000	881,662
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,163,929
California School Finance Authority
(Aspire Public Schools - Obligated Group Issue #3) Series A 144A 5.00% 8/1/40 #	1,000,000	1,211,380
(Aspire Public Schools - Obligated Group) Series A 144A 5.00% 8/1/45 #	715,000	813,355
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	482,975
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	282,995
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	475,000	536,399
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,130,720
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	559,785
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	631,281
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,101,040
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(KIPP SoCal Projects) Series A 144A 5.00% 7/1/49 #	1,000,000	$1,222,800
(Partnerships to Uplift Communities Valley Project) Series A 144A 6.75% 8/1/44 #	1,000,000	1,105,000
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,234,070
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter High School Project) Series A 7.25% 8/1/41	300,000	302,694
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	835,515
California Statewide Communities Development Authority Student Housing Revenue
(University of California Irvine East Campus Apartments) 5.375% 5/15/38	1,000,000	1,003,280
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,180,300
		28,516,050
Electric Revenue Bonds — 3.24%
Los Angeles Department of Water & Power Revenue
(Power System) Series A 5.00% 7/1/42	1,000,000	1,221,180
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	335,125
Series A 5.05% 7/1/42 ‡	70,000	67,025
Series A 6.75% 7/1/36 ‡	185,000	181,531
Series AAA 5.25% 7/1/25 ‡	40,000	38,400
Series CCC 5.25% 7/1/27 ‡	325,000	312,000
Series TT 5.00% 7/1/32 ‡	340,000	325,550
Series WW 5.00% 7/1/28 ‡	470,000	450,025
Series WW 5.25% 7/1/33 ‡	335,000	321,600
Series WW 5.50% 7/1/38 ‡	480,000	462,000
Series XX 4.75% 7/1/26 ‡	45,000	42,919
Series XX 5.25% 7/1/40 ‡	230,000	220,800
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Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.75% 7/1/36 ‡	150,000	$144,750
Series ZZ 4.75% 7/1/27 ‡	35,000	33,381
Series ZZ 5.25% 7/1/24 ‡	55,000	52,800
		4,209,086
Healthcare Revenue Bonds — 8.90%
ABAG Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	853,018
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	500,000	567,670
(Children's Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	525,395
Series A 5.00% 8/15/47	500,000	588,000

(Kaiser Permanente) Subordinate Series A-2 4.00% 11/1/44	1,005,000	1,164,594
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	897,420
Series A 5.00% 2/1/47	250,000	299,225

(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	638,613
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	583,435
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds) Series A 144A 5.00% 11/15/51 #	500,000	557,135
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	1,115,080
(Emanate Health) Series A 4.00% 4/1/45	255,000	297,985
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	619,158
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	557,935
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	$520,375
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,168,600
Palomar Health
5.00% 11/1/47 (AGM)	500,000	622,060
		11,575,698
Housing Revenue Bonds — 3.26%
California Housing Finance Agency
Series 2019-2 Class A 4.00% 3/20/33	489,181	577,894
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 5.50% 8/15/47	250,000	260,733
Independent Cities Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,093,100
Series A 5.25% 5/15/49	1,200,000	1,309,536
Santa Clara County Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,003,080
		4,244,343
Lease Revenue Bonds — 4.69%
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group) Series A 5.00% 11/1/41	1,000,000	1,104,530
California Municipal Finance Authority
(Orange County Civic Center Infrastructure Improvement Program - Phase II) Series A 5.00% 6/1/43	750,000	922,118
California State Public Works Board
(Various Capital Projects) Series I 5.50% 11/1/30	1,000,000	1,124,460
City of Concord Certificates of Participation
(2021 Capital Improvement Project) 2.125% 4/1/41	1,880,000	1,807,413
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Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project) 4.00% 11/1/49	1,000,000	$1,144,570
		6,103,091
Local General Obligation Bonds — 3.50%
Anaheim School District Capital AppreciationElection of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	957,430
Fresno Unified School DistrictElection of 2016
Series A 5.00% 8/1/41	500,000	595,010
Los Angeles Unified School DistrictElection of 2008
(Dedicated Unlimited Ad Valorem Property Tax) Series A 5.00% 7/1/40	500,000	582,630
Moreno Valley Unified School DistrictElection of 2014
Series B 5.00% 8/1/43 (AGM)	500,000	612,950
Natomas Unified School District
(1999 Refunding) 5.95% 9/1/21 (NATL)	40,000	40,551
New Haven Unified School DistrictElection of 2014
Series A 5.00% 8/1/40	1,000,000	1,168,180
San Francisco Bay Area Rapid Transit District Election of 2016
(Green Bonds) Series B-1 4.00% 8/1/44	500,000	600,630
		4,557,381
Pre-Refunded/Escrowed to Maturity Bonds — 10.34%
ABAG Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37-22 §	1,000,000	1,052,680
(Sharp HealthCare) Series A 5.00% 8/1/28-22 §	250,000	258,142
Bay Area Toll Authority
Series S-4 5.00% 4/1/32-23 §	1,000,000	1,089,970
California Educational Facilities Authority
(Harvey Mudd College) 5.25% 12/1/31-21 §	500,000	512,950
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California Health Facilities Financing Authority Revenue
(Sutter Health) Series A 5.00% 8/15/43-25 §	1,000,000	$1,191,050
California State Public Works Board
(California State University: Various Buildings) Series E 5.00% 9/1/33-22 §	1,000,000	1,061,440
(Department of Corrections and Rehabilitation) Series C 5.00% 10/1/26	1,000,000	1,016,050
(Various Judicial Council Projects) Series D 5.00% 12/1/29	500,000	512,070
California Statewide Communities Development Authority Revenue
(Covenant Retirement Communities) Series C 5.625% 12/1/36-23 §	1,000,000	1,133,180
Centinela Valley Union High School DistrictElection of 2010
Series A 5.00% 8/1/31-21 §	500,000	504,060
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36-22 §	750,000	792,105
Oro Grande Elementary School District Certificates of Participation
5.00% 9/15/27-22 §	25,000	26,259
Rancho Santa Fe Community Services District Financing Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	811,080
San Buenaventura
(Community Memorial Health System) 7.50% 12/1/41-21 §	785,000	813,134
San Francisco Municipal Transportation Agency Revenue
5.00% 3/1/32-23 §	1,000,000	1,086,060
Series B 5.00% 3/1/37-22 §	1,000,000	1,036,970
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33-23 §	500,000	548,445
		13,445,645
Special Tax Revenue Bonds — 11.30%
GDB Debt Recovery Authority
7.50% 8/20/40	1,360,619	1,200,746
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Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,105,000	$3,490,517
Series A-1 4.91% 7/1/51 ^	2,250,000	532,080
Series A-1 5.00% 7/1/58	2,720,000	3,102,976
Series A-1 5.09% 7/1/46 ^	6,730,000	2,191,086
Series A-2 4.329% 7/1/40	1,235,000	1,370,257
Series A-2 4.329% 7/1/40	250,000	277,380
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	604,950
Senior Series A 5.00% 6/1/48	1,000,000	1,191,340
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
Series A Senior Lien/ Working Capital 5.00% 10/1/29	100,000	100,225
Series A Working Capital 4.00% 10/1/22	130,000	128,733
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	505,505
		14,695,795
State General Obligation Bonds — 7.94%
California
(Various Purpose)
4.00% 3/1/36	500,000	611,118
5.00% 9/1/31	1,000,000	1,104,890
5.00% 4/1/32	300,000	416,061
5.00% 4/1/37	2,000,000	2,168,840
5.00% 8/1/46	1,000,000	1,210,670
5.25% 4/1/35	1,000,000	1,042,110
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	855,000	690,412
(Public Improvement)
Series A 5.00% 7/1/24 ‡	265,000	237,838
Series A 5.00% 7/1/41 ‡	425,000	342,125
Series A 5.125% 7/1/37 ‡	560,000	464,100
Series A 5.25% 7/1/34 ‡	395,000	355,500
Series A 5.375% 7/1/33 ‡	485,000	432,863
Series B 5.75% 7/1/38 ‡	610,000	537,563
Series C 6.00% 7/1/39 ‡	615,000	546,581
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Unrefunded Series B 5.00% 7/1/35 ‡	180,000	$161,550
		10,322,221
Transportation Revenue Bonds — 10.55%
Bay Area Toll Authority
Series S-H 5.00% 4/1/44	1,000,000	1,247,290
California Municipal Finance Authority Senior Lien
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	745,000	904,095
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	552,925
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,156,550
Series A Private Activity 5.00% 5/15/51 (AMT)	1,500,000	1,908,075
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	442,088
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations) Series A 5.75% 6/1/44	500,000	544,360
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	610,375
Subordinate Series B 5.00% 7/1/41	500,000	597,760
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	745,000	748,352
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,261,090
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,227,000
Second Series E 5.00% 5/1/50 (AMT)	500,000	612,845
San Jose Airport Revenue
Series B 5.00% 3/1/36	575,000	698,711
Series B 5.00% 3/1/42	1,000,000	1,215,180
		13,726,696
Total Municipal Bonds (cost $114,962,147)		125,926,931
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Schedule of investments
Delaware Tax-Free California Fund (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 1.23%
Variable Rate Demand Notes — 1.23%¤
Los Angeles Department of Water & Power Revenue
Subseries A-2 0.01% 7/1/45 (SPA - TD Bank N.A.)	200,000	$200,000
Subseries B-3 0.01% 7/1/34 (SPA - Barclays Bank)	400,000	400,000
Santa Clara Valley Transportation Authority Revenue
Series C 0.01% 4/1/36 (SPA - TD Bank N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $1,600,000)		1,600,000
Total Value of Securities—98.04% (cost $116,562,147)		127,526,931

Receivables and Other Assets Net of Liabilities—1.96%		2,547,330
Net Assets Applicable to 10,335,719 Shares Outstanding—100.00%		$130,074,261
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $12,288,485, which represents 9.45% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2021.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2021.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
CHF – Collegiate Housing Foundation
ICEF – Inner City Education Foundation
10    NQ-329 [5/21] 7/21 (1710480)

(Unaudited)
Summary of abbreviations: (continued)
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ-329 [5/21] 7/21 (1710480)    11